Assets subject to lien and assets acquired through foreclosures - Details of securities loned (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise	₩ 843,412	₩ 1,969,075
Korean treasury and government bonds and others
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise	₩ 592,218	₩ 98,027
Description of nature of transferred financial assets that are not derecognised in their entirety	Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period. As the Group does not derecognize these securities.	Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period. As the Group does not derecognize these securities.
Loaned to	Korea Securities Depository, etc.	Korea Securities Depository, etc.
Korean treasury and government bonds
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise	₩ 625,398	₩ 0
Description of nature of transferred financial assets that are not derecognised in their entirety	Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period. As the Group does not derecognize these securities.	Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period. As the Group does not derecognize these securities.
Loaned to	Korea Securities Finance Corporation	Korea Securities Finance Corporation